CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 439,580	$ 65,695	¥ 583,324
Accounts receivable and contract assets	811	121	5,686
Amounts due from related parties	119	18
Other receivables, deposits and other assets	22,517	3,365	6,015
Short-term investment under fair value	32,715	4,889
Total current assets	495,742	74,088	595,025
Restricted cash	31,655	4,731
Property and equipment, net	27,000	4,035	23,920
Intangible asset, net	43,897	6,560
Goodwill	149,775	22,384	557
Deferred tax assets	9,536	1,425	4,052
Equity method investment	219	33
Long-term investment under fair value	162,937	24,351	158,235
Rental deposits - non-current	11,293	1,688	10,493
Total non-current assets	436,312	65,207	197,257
TOTAL ASSETS	932,054	139,295	792,282
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB390 and RMB10,719 as of February 28, 2018 and 2019, respectively)	10,719	1,602	390
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB23,033 and RMB50,953 as of February 28, 2018 and 2019, respectively)	56,566	8,454	29,221
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB10,603 and RMB3,659 as of February 28, 2018 and 2019, respectively)	9,065	1,355	14,622
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB90,101 and RMB87,870 as of February 28, 2018 and 2019, respectively)	87,870	13,132	90,101
Total current liabilities	164,220	24,543	134,334
Non-current liabilities
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of nil and RMB10,903 as of February 28, 2018 and 2019, respectively)	10,903	1,629
Total non-current liabilities	10,903	1,629
TOTAL LIABILITIES	175,123	26,172	134,334
EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 24,026,591 and 24,066,033 shares issued and outstanding as of February 28, 2018 and 2019, respectively)	15	2	15
Additional paid-in capital	711,668	106,359	679,829
Accumulated deficit	(601)	(90)
Accumulated other comprehensive (loss)/income	1,607	240	(28,309)
Shareholders’ equity	712,689	106,511	651,535
Non-controlling interests	44,242	6,612	6,413
Total equity	756,931	113,123	657,948
TOTAL LIABILITIES AND EQUITY	¥ 932,054	$ 139,295	¥ 792,282